S000001588 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.55%
International Developed Markets Linked Benchmark (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.57%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	28.73%	8.60%	7.63%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	28.81%	8.67%	7.70%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	27.29%	7.37%	6.42%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	28.61%	8.50%	7.53%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.63%	7.85%	6.90%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.49%	6.83%	6.14%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	20.88%	6.91%	6.59%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent